Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Key Economic Variables or Assumptions (Detail)	12 Months Ended
Dec. 31, 2019
Upside [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	(1.71%)
Central Bank base rates	34.88%
CPI	47.98%
Upside [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	1.96%
Central Bank base rates	27.91%
CPI	40.76%
Upside [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	2.97%
Central Bank base rates	20.93%
CPI	32.65%
Base case [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	(1.96%)
Central Bank base rates	34.20%
CPI	47.04%
Base case [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	1.46%
Central Bank base rates	27.36%
CPI	39.97%
Base case [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	2.47%
Central Bank base rates	20.52%
CPI	32.01%
Downside [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	(2.99%)
Central Bank base rates	62.70%
CPI	94.96%
Downside [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	(0.01%)
Central Bank base rates	60.19%
CPI	90.05%
Downside [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	1.54%
Central Bank base rates	54.34%
CPI	84.95%
Probability of default [member] | Upside [member]
Disclosure of external credit grades [line items]
GDP growth	10.00%
Central Bank base rates	10.00%
CPI	10.00%
Probability of default [member] | Base case [member]
Disclosure of external credit grades [line items]
GDP growth	60.00%
Central Bank base rates	60.00%
CPI	60.00%
Probability of default [member] | Downside [member]
Disclosure of external credit grades [line items]
GDP growth	30.00%
Central Bank base rates	30.00%
CPI	30.00%